Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted weighted-average shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Computation of Diluted Weighted-Average Shares Outstanding [Abstract]
Performance-based units	527,000	619,000
Unvested restricted stock units	1,053,445	1,551,033
Warrant - JGB	1,000,000
Total	2,580,445	2,170,033